Variable interest entities	12 Months Ended
Dec. 31, 2020
Variable Interest Entities [Abstract]
Variable interest entities	Variable interest entities
We use many forms of entities to achieve our leasing and financing business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all of the VIE’s activities, or being the sole shareholder of the VIE.
During the year ended December 31, 2020, we did not provide any financial support to any of our VIEs that we were not contractually obligated to provide.
Consolidated VIEs
As of December 31, 2020 and 2019, substantially all assets and liabilities presented in our Consolidated Balance Sheets were held in consolidated VIEs.
We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, absorb the majority of the risks and rewards of these entities and guarantee the activities of these entities.
The assets of our consolidated VIEs that can only be used to settle obligations of these entities, and the liabilities of these VIEs for which creditors do not have recourse to our general credit, are disclosed in our Consolidated Balance Sheets under Supplemental balance sheet information. Further details of debt held by our consolidated VIEs are disclosed in Note 13—Debt.
Wholly-owned ECA and Ex-Im financing vehicles
We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes.
Other secured financings
We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes.
Wholly-owned leasing entities
We have created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes, which serve as equity.
Limited recourse financing structures
We have established entities to obtain secured financings for the purchase of aircraft in which we have variable interests. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. The loans of these entities are non-recourse to us except under limited circumstances.
AerCap Partners I Holding Limited (“AerCap Partners I”), AerCap Partners 767 Limited (“AerCap Partners 767”) and AerFunding are entities where we have determined we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity. We provide lease management, insurance management and aircraft asset management services to AerCap Partners I, AerCap Partners 767 and AerFunding for a fee.
25. Variable interest entities (Continued)
AerCap Partners I and AerCap Partners 767
AerCap Partners I and AerCap Partners 767 are 50%-50% joint ventures owned by us and Deucalion Aviation Funds.
As of December 31, 2020, AerCap Partners I had $54.4 million of subordinated debt outstanding, consisting of $27.2 million due to us and $27.2 million due to our joint venture partner.
As of December 31, 2020, AerCap Partners 767 had $32.6 million of subordinated debt outstanding, consisting of $16.3 million due to us and $16.3 million due to our joint venture partner.
AerFunding
We hold a 5% equity investment and 100% of the subordinated notes (“AerFunding Class E-1 Notes”) in AerFunding.
As of December 31, 2020, AerFunding had $2,074.9 million outstanding under a secured revolving credit facility and $1,328.0 million of AerFunding Class E-1 Notes outstanding due to us.
Non-consolidated VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Carrying value of debt and equity investments	$125,955	$123,279
Debt guarantees	—	68,901
Maximum exposure to loss	$125,955	$192,180
The maximum exposure to loss represents the amount that would be absorbed by us in the event that all of our assets held in the VIEs, for which we are not the PB, had no value and outstanding debt guarantees were called upon in full.
As of December 31, 2019 we guaranteed debt of $68.9 million for AerLift Leasing Limited (“AerLift”). In November 2020, this debt obligation was repaid in full.
AerDragon Aviation Partners Limited and its subsidiaries (“AerDragon”), AerLift, Acsal Holdco, LLC (“ACSAL”) and Peregrine are investments that are VIEs in which we have determined that we do not have control and are not the PB. We do have significant influence and, accordingly, we account for our investments in AerDragon, AerLift and ACSAL under the equity method of accounting. We account for our equity investment in Peregrine under the cost method of accounting. Please refer to Note 9 —Investments for further details.
Other variable interest entities
We have variable interests in other entities in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entities’ economic performance.